Shareholder Report, Holdings (Details) - C000030210 [Member]	May 31, 2025 [1]
Switzerland Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Turkey Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Mexico Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.50%
TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	5.80%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.